Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Depreciation		£ 66,000,000	£ 90,000,000	£ 95,000,000
Amortisation period		Greater than one year
Increase trade and other receivables	£ 170,000,000	£ (15,000,000)	133,000,000	156,000,000
Increase trade and other liabilities	182,000,000	35,000,000	£ 6,000,000	£ 61,000,000
Increase inventory returns asset within inventory	12,000,000
Increase held for sale assets	13,000,000
Increase held for sale liabilities	£ 13,000,000
Estimated sales and profit before income tax		2,000,000
Impact of IFRS 16 leases [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Estimated Lease Liabilities		910,000,000
Right Of Use Assets		435,000,000
Additional Lease Receivables		215,000,000
Decrease In Value Of Net Assets		100,000,000
Estimated Reduction Value Of Profit Loss Before Tax		10,000,000
Estimated Increase In Profit Loss From Operating Activities		20,000,000
Estimated Increase In Finance Costs		£ 30,000,000
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate		1.34	1.30
Year end foreign exchange rate		1.27	1.35	1.23
Non-current assets or disposal groups classified as held for sale [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Depreciation		£ 0
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate		20.00%
Bottom of range [member] | Software [member] | Not internally generated [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		2 years
Bottom of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		0 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate		50.00%
Top of range [member] | Software [member] | Not internally generated [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		8 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		20 years
Top of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets		5 years